UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2005
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      8-5-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-10409
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  44
                                        -------------------

Form 13F Information Table Value Total:  $827,791
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/05

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102   25,079     1,022,388   X                              102,416     919,972
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103   19,578     1,521,177   X                               79,393   1,441,784
AMERICAN INTERNATIONAL
  GROUP                 COMMON          026874107    6,517       112,168   X                               45,294      66,874
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108   25,389       615,350   X                               69,144     546,206
AXA ADR SPONSORED       FOREIGN COMMON  054536107   19,498       782,733   X                               96,344     686,389
BANK AMER CORP COM      COMMON          060505104    9,091       199,331   X                               81,243     118,088
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204   30,263       757,712   X                               79,018     678,694
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104   20,289       325,252   X                               40,486     284,766
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302   24,832       647,835   X                               68,188     579,647
CANON INC ADR           FOREIGN COMMON  138006309   22,206       421,933   X                               44,631     377,302
CITIGROUP INC COM       COMMON          172967101    8,638       186,850   X                               78,812     108,038
COCA COLA CO            COMMON          191216100    8,089       193,752   X                               90,620     103,132
DANSKE BK A/S ADR       FOREIGN COMMON  236363107   14,814       492,223   X                               62,849     429,374
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205   30,420       512,992   X                               56,191     456,801
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107   27,336     1,192,332   X                              118,106   1,074,226
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108   26,202       204,383   X                               22,369     182,014
EXXON MOBIL CORP COM    COMMON          30231G102    8,830       153,639   X                               65,155      88,484
FEDERAL NAT MORTGAGE    COMMON          313586109    7,744       132,597   X                               63,824      68,773
GENERAL ELEC CO         COMMON          369604103    8,882       256,324   X                              111,526     144,798
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105   30,935       637,708   X                               65,466     572,242
HEINEKEN N V ADR        FOREIGN COMMON  423012202   24,627       796,489   X                               89,607     706,882
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406   27,213       341,660   X                               32,752     308,908
I B M                   COMMON          459200101    7,810       105,253   X                               50,649      54,604
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103   24,185       862,198   X                               88,060     774,138
JOHNSON & JOHNSON       COMMON          478160104    9,269       142,599   X                               57,829      84,770
KAO CORP ADR            FOREIGN COMMON  485537302   15,823        67,050   X                                6,829      60,221
LILLY, ELI AND COMPAN   COMMON          532457108    7,664       137,561   X                               65,399      72,162
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109   22,031       647,006   X                               68,356     578,650
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406   29,047       453,799   X                               47,282     406,517
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204   21,207     1,274,449   X                              138,390   1,136,059
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109   30,124       634,994   X                               66,544     568,450
NOVO-NORDISK A/S        FOREIGN         670100205   12,002       235,477   X                               30,196     205,281
PFIZER INC              COMMON  COMMON  717081103    7,682       278,538   X                              128,435     150,103
PROCTER & GAMBLE COMP   COMMON          742718109    8,868       168,123   X                               71,080      97,043
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804   25,596       394,392   X                               41,481     352,911
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105   32,150       784,333   X                               83,565     700,768
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501   20,900       287,676   X                               31,151     256,525
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109   25,381     1,245,698   X                              132,538   1,113,160
TNT NV                  FOREIGN         87260W101   11,625       458,561   X                               58,192     400,369
TOTAL FINA ELF S A AD   COMMON          89151E109   33,740       288,743   X                               29,788     258,955
UBS AG SHS              FOREIGN COMMON  H8920M855   19,327       248,261   X                               32,228     216,033
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704   28,942       744,970   X                               77,108     667,862
VERIZON COMMUNICATION   COMMON          92343V104    7,949       230,062   X                              108,800     121,262